Statement of financial position - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021
Assets
Property, plant and equipment	R 221,308	R 198,021
Right of use assets	12,629	12,903
Goodwill and other intangible assets	3,051	2,482
Equity accounted investments	12,684	10,142
Other long-term investments	2,024	1,896
Post-retirement benefit assets	633	591
Long-term receivables and prepaid expenses	3,210	4,224
Long-term financial assets	555	809
Deferred tax assets	31,198	24,511
Non-current assets	287,292	255,579
Inventories	41,110	29,742
Tax receivable	732	1,113
Trade and other receivables	46,671	30,933
Short-term financial assets	313	1,514
Cash and cash equivalents	43,140	31,231
Current assets	131,966	94,533
Assets in disposal groups held for sale	290	10,631
Total assets	419,548	360,743
Equity and liabilities
Shareholders' equity	188,623	146,489
Non-controlling interests	4,574	5,982
Total equity	193,197	152,471
Long-term debt	82,500	97,137
Lease liabilities	14,266	13,906
Long-term provisions	16,550	16,164
Post-retirement benefit obligations	10,063	13,297
Long-term deferred income	372	400
Long-term financial liabilities	276	2,011
Deferred tax liabilities	10,549	7,793
Non-current liabilities	134,576	150,708
Short-term debt	24,184	7,337
Short-term provisions	3,144	5,064
Tax payable	3,142	806
Trade and other payables	53,555	36,670
Short-term deferred income	724	576
Short-term financial liabilities	6,851	3,162
Bank overdraft	173	243
Current liabilities	91,773	53,858
Liabilities in disposal groups held for sale	2	3,706
Total equity and liabilities	R 419,548	R 360,743